Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2018
Basis Of Presentation [Abstract]
Schedule of impact on Equity attributable to owners of Rio Tinto on the adoption of IFRS 9 and IFRS 15

The impact on Equity attributable to owners of Rio Tinto as at 1 January 2018 of the adoption of IFRS 9 and IFRS 15 is as follows;

US $m
Equity attributable to owners of Rio Tinto as at 31 December 2017	44,711
IFRS 9 Impairment provision resulting from application of the Expected Credit Loss (‘ECL’) model and revaluations	(5)
IFRS 15 De-recognition of receivable arising from uplift transaction (see page F-20)	(164)
Restated equity attributable to owners of Rio Tinto as at 1 January 2018	44,542

Financial assets have been classified into the appropriate IFRS 9 categories below.  Refer to pages F-13 and F-14 for the Groups revised financial asset classification and measurement policies.

IFRS 9 classification at 1 January 2018		Held at FVPL	Held at FVOCI (designated)	Held at Amortised Cost
IAS 39 classification at 1 January 2018	Total	Held for trading	Available for sale	Loans & receivable, Held to maturity
	US$m	US$m	US$m	US$m
Opening Balance – IAS 39	15,288	1,482	136	13,670
Cash and cash equivalents(i)(iv) Reclassification of money market funds from amortised cost to FVPL	-	7,813	-	(7,813)
Trade and other receivables(ii)(iv) Reclassification of trade and other receivables from amortised cost to FVPL	-	1,316	-	(1,316)
Investments in equity shares and funds(iii) Reclassification of investments from available for sale to FVPL	-	90	(90)	-
Other investment including loans Reclassification of a financial asset from held to maturity to FVPL	-	6	-	(6)
Opening balance - IFRS 9 (excluding expected credit losses and revaluation of funds)	15,288	10,707	46	4,535
Impairment provision resulting from the application of the ECL model	(7)
Revaluation of funds	1
Opening balance - IFRS 9 (including expected credit losses and revaluation of funds)	15,282

Schedule of impact of transition to IFRS 9 on the Group’s opening retained earnings

The impact of transition to IFRS 9 on the Group’s opening retained earnings as at 1 January 2018 is as follows;

US$m
Closing retained earnings 31 December 2017	23,761
Costs of hedging adjustment	(22)
Reclassification of equity investments from available for sale to FVPL	12
Impairment provision resulting from the application of the ECL model	(7)
Tax impact	1
Revaluation of funds	1
Adjustment to retained earnings from adoption of IFRS 9 on 1 January 2018 (sub-total)	(15)
Opening retained earnings 1 January 2018 – IFRS 9 (before restatement for IFRS 15)	23,746

Summary of classification and measurement of financial assets

The table below shows the classification and measurement of financial assets at 30 June 2018. This disclosure is only required for full year reporting on an ongoing basis but is provided in the 2018 interim accounts to support the transition disclosure:

	Total	Held at FVPL	Held at FVOCI (designated)	Held at Amortised Cost
Financial assets	US$m	US$m	US$m	US$m
Cash and cash equivalents	5,989	3,130	-	2,859
Trade and other receivables(a)	2,713	765	-	1,948
Investments in equity shares and funds	141	81	60	-
Other investments, including loans	2,187	2,172	-	15
Forward contracts designated as hedges	24	24	-	-
Forward contracts and option contracts not designated as hedges	281	281	-	-
Derivatives related to net debt	63	63	-	-
Loans to equity accounted units including quasi equity loans	179	-	-	179
	11,577	6,516	60	5,001
(a)

Trade and other receivables exclude non-financial assets such as pension surpluses, prepayment of tolling charges to joint operations and other prepayments within other receivables and will therefore differ to the amounts shown in the balance sheet.

Summary of retained earnings and reserves
a)	Retained earnings and reserves

	Effect on Available for sale ('AfS') reserve	Effect on FVOCI reserve	Costs of hedging reserve	Cash flow hedge reserve	Effect on retained earnings
	US$m	US$m	US$m	US$m	US$m
Closing balance - 31 December 2017	20	-	-	32	23,761
Reclassification of equity investments from AfS(v)	(20)	8	-	-	12
Impact of costs of hedging adjustment(vi)	-	-	26	(4)	(22)
Impairment provisions(vii)	-	-	-	-	(7)
Tax Impact	-	-	-	-	1
Re-measurement of funds	-	-	-	-	1
Total Impact	(20)	8	26	(4)	(15)
Opening balance – 1 January 2018	-	8	26	28	23,746
(v)	The Group has elected to classify certain equity investments as fair value through OCI.
(vi)	The costs of hedging adjustment is explained in (c) below.

(vii) The impairment provision is explained in (d) below.